UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Mid-Cap Growth Fund	September 30, 2014

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 93.8%		
CONSUMER DISCRETIONARY 12.8%		
Automobiles 1.0%		
Harley-Davidson	2,500,000	145,500
Tesla Motors (1)	340,000	82,511
		228,011
Hotels, Restaurants & Leisure 3.6%		
Aramark	1,750,000	46,025
Chipotle Mexican Grill (1)	200,000	133,318
Choice Hotels International (2)	3,000,000	156,000
Marriott, Class A	3,000,000	209,700
Norwegian Cruise Line Holdings (1)	7,600,000	273,752
		818,795
Household Durables 0.4%		
Harman International	1,000,000	98,040
		98,040
Internet & Catalog Retail 0.6%		
Coupons.com (1)	3,337,099	39,912
Netflix (1)	150,000	67,677
TripAdvisor (1)	500,000	45,710
		153,299
Media 0.7%		
Aimia (CAD)	3,000,000	45,511
Charter Communications, Class A (1)	750,000	113,527
		159,038
Multiline Retail 0.6%		
Dollar General (1)	2,250,000	137,498
		137,498

Specialty Retail 4.8%		
AutoZone (1)	506,900	258,346
CarMax (1)	7,500,000	348,375
Five Below (1)	665,584	26,364
L Brands	2,250,000	150,705
Michaels (1)	2,700,000	47,196
O'Reilly Automotive (1)	1,750,000	263,130
		1,094,116
Textiles, Apparel & Luxury Goods 1.1%		
Hanesbrands	1,500,000	161,160
Wolverine World Wide	3,500,000	87,710
		248,870
Total Consumer Discretionary		2,937,667
CONSUMER STAPLES 3.2%		
Food & Staples Retailing 1.4%		
Rite Aid (1)	28,000,000	135,520
Sprouts Farmers Market (1)	3,550,000	103,199
Whole Foods Market	2,500,000	95,275
		333,994
Food Products 1.8%		
TreeHouse Foods (1)	1,750,000	140,875
Whitewave Foods, Class A (1)	7,400,000	268,842
		409,717
Total Consumer Staples		743,711
ENERGY 6.4%		
Oil, Gas & Consumable Fuels 6.4%		
Athlon Energy (1)	2,250,000	131,018
Concho Resources (1)	1,500,000	188,085
CONSOL Energy	3,750,000	141,975

EQT	3,500,000	320,390
Pioneer Natural Resources	800,000	157,576
Range Resources	3,750,000	254,287
SM Energy	2,000,000	156,000
WPX Energy (1)	5,000,000	120,300
Total Energy		1,469,631
FINANCIALS 8.3%		
Capital Markets 1.6%		
LPL Financial Holdings	3,000,000	138,150
TD Ameritrade Holding	7,000,000	233,590
		371,740
Diversified Financial Services 2.5%		
CBOE Holdings	4,000,000	214,100
IntercontinentalExchange	1,050,000	204,802
MSCI, Class A (1)	3,400,000	159,868
		578,770
Insurance 3.2%		
FNF	9,750,000	270,465
HCC Insurance Holdings	4,000,000	193,160
Progressive	7,500,000	189,600
Willis Group Holdings	1,968,100	81,479
		734,704
Real Estate Management & Development 1.0%		
Jones Lang LaSalle	1,725,000	217,937
		217,937
Total Financials		1,903,151
HEALTH CARE 19.4%		
Biotechnology 3.5%		
Alkermes (1)	5,250,000	225,067

Alnylam Pharmaceuticals (1)	1,000,000	78,100
Cubist Pharmaceuticals (1)	750,000	49,755
Incyte (1)	2,000,000	98,100
Pharmacyclics (1)	650,000	76,330
Puma Biotechnology (1)	450,000	107,357
Seattle Genetics (1)	450,000	16,731
Vertex Pharmaceuticals (1)	1,250,000	140,387
		791,827
Health Care Equipment & Supplies 7.7%		
Align Technology (1)	1,100,000	56,848
CareFusion (1)	6,500,000	294,125
Cooper Companies	1,875,000	292,031
DENTSPLY International	6,925,000	315,780
IDEXX Laboratories (1)	1,750,000	206,203
Intuitive Surgical (1)	675,000	311,729
Sirona Dental Systems (1)	1,000,000	76,680
Teleflex	2,025,000	212,706
		1,766,102
Health Care Providers & Services 3.0%		
Envision Healthcare Holdings (1)	3,250,000	112,710
Henry Schein (1)	2,000,000	232,940
MEDNAX (1)	2,500,000	137,050
Universal Health Services	2,000,000	209,000
		691,700
Health Care Technology 0.1%		
Veeva Systems, Class A (1)	1,000,000	28,170
		28,170
Life Sciences Tools & Services 3.5%		
Agilent Technologies	5,500,000	313,390
Bruker (1)	8,000,000	148,120
Covance (1)	2,200,000	173,140
Illumina (1)	700,000	114,744

Mettler-Toledo International (1)	225,000	57,629
		807,023
Pharmaceuticals 1.6%		
Catalent (1)	5,000,000	125,150
Hospira (1)	4,500,000	234,135
		359,285
Total Health Care		4,444,107
INDUSTRIALS & BUSINESS SERVICES 21.3%		
Aerospace & Defense 2.3%		
DigitalGlobe (1)(2)	5,500,000	156,750
Textron	10,000,000	359,900
		516,650
Commercial Services & Supplies 1.7%		
IHS (1)	3,200,000	400,608
		400,608
Construction & Engineering 0.4%		
Quanta Services (1)	2,500,000	90,725
		90,725
Electrical Equipment 4.0%		
Acuity Brands	1,525,000	179,508
AMETEK	5,000,000	251,050
Babcock & Wilcox (2)	8,900,000	246,441
Sensata Technologies Holding (1)	5,500,000	244,915
		921,914
Industrial Conglomerates 1.3%		
Roper Industries	2,000,000	292,580
		292,580
Machinery 5.5%		
Colfax (1)	2,650,000	150,970

IDEX (2)	4,500,000	325,665
Nordson	1,000,000	76,070
Pall	4,000,000	334,800
Rexnord (1)(2)	5,250,000	149,362
WABCO Holdings (1)	1,250,000	113,688
Xylem	3,250,000	115,343
		1,265,898
Professional Services 2.9%		
Equifax	3,000,000	224,220
IMS Health Holdings (1)	1,380,700	36,161
ManpowerGroup	2,250,000	157,725
Towers Watson	550,000	54,725
Verisk Analytics, Class A (1)	3,250,000	197,892
		670,723
Road & Rail 2.2%		
Hertz Global Holdings (1)	5,000,000	126,950
J.B. Hunt Transport Services	2,427,800	179,778
Kansas City Southern	1,575,000	190,890
		497,618
Trading Companies & Distributors 1.0%		
Fastenal	5,000,000	224,500
		224,500
Total Industrials & Business Services		4,881,216
INFORMATION TECHNOLOGY 18.3%		
Communications Equipment 2.1%		
JDS Uniphase (1)(2)	14,000,000	179,200
Motorola Solutions	4,800,000	303,744
		482,944
Electronic Equipment, Instruments & Components 1.1%		
Cognex (1)	500,000	20,135

FEI	1,750,000	131,985
Trimble Navigation (1)	3,500,000	106,750
		258,870
Internet Software & Services 2.5%		
Akamai Technologies (1)	1,750,000	104,650
Atlassian, Class A1, GDR, Acquisition Date: 4/9/14 Cost $3,079 (1)(3)(4)	192,415	3,079
Atlassian, Class A2, GDR, Acquisition Date: 4/9/14 Cost $11,076 (1)(3)(4)	692,225	11,076
Atlassian, Class A3, GDR, Acquisition Date: 4/9/14 Cost $2,121 (1)(3)(4)	132,550	2,121
Atlassian, Series 1, GDR, Acquisition Date: 4/9/14 Cost $5,404 (1)(3)(4)	337,759	5,404
Atlassian, Series 2, GDR, Acquisition Date: 4/9/14 Cost $14,470 (1)(3)(4)	904,344	14,470
Atlassian, Series A, GDR, Acquisition Date: 4/9/14 Cost $10,700 (1)(3)(4)	668,760	10,700
Dropbox, Class B, Acquisition Date: 5/1/12 Cost $3,992 (1)(3)(4)	441,181	8,426
LinkedIn (1)	300,000	62,336
Rackspace Hosting (1)	2,500,000	81,375
VeriSign (1)	5,000,000	275,600
		579,237
IT Services 6.1%		
CoreLogic (1)(2)	5,800,000	157,006
Fidelity National Information	2,500,000	140,750
Fiserv (1)	7,000,000	452,445
Gartner (1)	3,500,000	257,145
Global Payments	2,900,000	202,652
Vantiv, Class A (1)	6,000,000	185,400
		1,395,398
Semiconductor & Semiconductor Equipment 3.0%		
Altera	10,000,000	357,800
Atmel (1)	15,000,000	121,200
Microchip Technology	2,000,000	94,460

Xilinx	2,750,000	116,463
		689,923
Software 3.4%		
Concur Technologies (1)	150,000	19,023
FactSet Research Systems	2,000,000	243,060
Guidewire Software (1)	357,700	15,860
Mobileye (1)	1,775,000	95,122
Red Hat (1)	5,250,000	294,788
ServiceNow (1)	1,000,000	58,780
Workday (1)	500,000	41,250
		767,883
Technology Hardware, Storage & Peripherals 0.1%		
Stratasys (1)	250,000	30,195
		30,195
Total Information Technology		4,204,450
MATERIALS 3.2%		
Chemicals 0.8%		
Celanese, Series A	2,000,000	117,040
RPM	1,450,000	66,381
		183,421
Construction Materials 0.7%		
Martin Marietta Materials	1,250,000	161,175
		161,175
Containers & Packaging 0.6%		
Ball	2,000,000	126,540
		126,540
Metals & Mining 1.1%		
Agnico Eagle Mines	1,750,000	50,803

Franco-Nevada (CAD)	4,100,000	201,238
		252,041
Total Materials		723,177
TELECOMMUNICATION SERVICES 0.2%		
Wireless Telecommunication Services 0.2%		
T-Mobile US (1)	1,625,600	46,931
Total Telecommunication Services		46,931
UTILITIES 0.7%		
Independent Power & Renewable Electricity Producers 0.7%		
Calpine (1)	7,000,000	151,900
Total Utilities		151,900
Total Common Stocks (Cost $13,907,593)		21,505,941
CONVERTIBLE PREFERRED STOCKS 0.3%		
INFORMATION TECHNOLOGY 0.3%		
Internet Software & Services 0.3%		
Dropbox, Series A, Acquisition Date: 5/1/12 Cost $5,263 (1)(3)(4)	581,600	11,109
Dropbox, Series A-1, Acquisition Date: 5/1/12 Cost $26,098 (1)(3)(4)	2,884,077	55,086
LivingSocial, Series E, Acquisition Date: 4/1/11 Cost $52,158 (1)(2)(3)(4)	9,229,900	4,061
Total Convertible Preferred Stocks (Cost $83,519)		70,256
SHORT-TERM INVESTMENTS 5.9%		
Money Market Funds 5.9%		
T. Rowe Price Government Reserve Fund, 0.03% (2)(5)	1,361,465,320	1,361,465
Total Short-Term Investments (Cost $1,361,465)		1,361,465

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on June 30, 1992. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $34,955,000 for the period ended September 30, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $15,352,577,000. Net unrealized gain aggregated $7,585,087,000 at period-end, of which $7,856,135,000 related to appreciated investments and $271,048,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014